Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets [Abstract]
Cash and cash equivalents		$ 6,684	$ 8,889
Restricted cash		260	1,550
Total current assets		16,883	19,498
Non-current assets [Abstract]
TOTAL ASSETS		267,562	275,705
Current liabilities [Abstract]
Trade accounts and other payables		14,426	8,778
Accrued liabilities		4,634	4,725
Total current liabilities		36,263	34,460
Non-current liabilities [Abstract]
Due to related parties, non-current		19,349	17,342
Long-term portion of convertible notes		11,124	6,785
Total liabilities		246,259	234,392
Commitments and contingencies
STOCKHOLDERS EQUITY [Abstract]
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued		0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2018 and 2017; 2,666,223 and 2,465,289 shares issued and outstanding as at December 31, 2018 and 2017, respectively		0	0
Additional paid-in capital		385,846	383,010
Accumulated deficit		(364,543)	(341,697)
Total Stockholders' equity		21,303	41,313	$ 30,832	$ 23,284
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY		$ 267,562	$ 275,705
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		25,000,000	25,000,000
Preferred stock, shares issued (in shares)		0	0
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		500,000,000	500,000,000
Common stock, shares issued (in shares)		2,666,223	2,465,289
Common stock, shares outstanding (in shares)		2,666,223	2,465,289
Seanergy Maritime Holdings Corp. [Member]
Current assets [Abstract]
Cash and cash equivalents		$ 792	$ 1,988
Restricted cash		50	50
Other current assets		222	323
Total current assets		1,064	2,361
Non-current assets [Abstract]
Investments in subsidiaries	[1]	52,999	64,121
Total non-current assets		52,999	64,121
TOTAL ASSETS		54,063	66,482
Current liabilities [Abstract]
Trade accounts and other payables		433	257
Accrued liabilities		1,854	785
Total current liabilities		2,287	1,042
Non-current liabilities [Abstract]
Due to related parties, non-current		19,349	17,342
Long-term portion of convertible notes		11,124	6,785
Total liabilities		32,760	25,169
Commitments and contingencies		0	0
STOCKHOLDERS EQUITY [Abstract]
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued		0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2018 and 2017; 2,666,223 and 2,465,289 shares issued and outstanding as at December 31, 2018 and 2017, respectively		0	0
Additional paid-in capital		385,846	383,010
Accumulated deficit		(364,543)	(341,697)
Total Stockholders' equity		21,303	41,313
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY		$ 54,063	$ 66,482
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		25,000,000	25,000,000
Preferred stock, shares issued (in shares)		0	0
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		500,000,000	500,000,000
Common stock, shares issued (in shares)		2,666,223	2,465,289
Common stock, shares outstanding (in shares)		2,666,223	2,465,289

[1]	Eliminated in consolidation